Premium income and premiums paid to reinsurers (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Premium Income

	2018	2017	2016
Life insurance	16,969	19,952	20,400
Non-life insurance	2,346	2,874	3,053
Total premium income	19,316	22,826	23,453

- Accident and health insurance	1,979	2,511	2,609
- General insurance	367	363	444
Non-life insurance premium income	2,346	2,874	3,053

Summary of Premiums Paid to Reinsurers

	2018	2017	2016
Life insurance	2,500	3,214	2,932
Non-life insurance	163	217	244
Total premiums paid to reinsurers	2,663	3,431	3,176

- Accident and health insurance	152	205	238
- General insurance	11	13	7
Non-life insurance paid to reinsurers	163	217	244